Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue
Schedule of revenue recognition

DKK thousand	2019	2018	2017
Alexion Pharmaceuticals Inc.	38,021	—	—
Undisclosed counterpart	3,312	9,845	—
Protagonist Therapeutics, Inc.	—	3,274	1,662
Sanofi-Aventis Deutschland GmbH	—	—	69,603
Boehringer Ingelheim International GmbH	—	—	29,750
Total license and milestone revenue	41,333	13,119	101,015
Sanofi—Aventis Deutschland GmbH	—	24,858	35,307
Total royalty revenue	0	24,858	35,307
Total revenue	41,333	37,977	136,322
Royalty revenue can be specified as follows:
Soliqua®	—	17,786	18,655
Lyxumia®	—	7,072	16,652
Total royalty revenue	0	24,858	35,307